Time Deposits	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Time Deposits
Note 6:	Time Deposits

Time deposits in denominations of $100,000 or more were $14.2 million at December 31, 2015 and $16.7 million at December 31, 2014.

At December 31, 2015, the scheduled maturities of time deposits are as follows:

Due during the year ending December 31,	(In thousands)
2016	$31,530
2017	12,101
2018	7,939
2019	2,025
2020	2,195
Thereafter	1,832

$57,622